Derivatives - Schedule of Non-designated Hedging Instrument Gains (Losses) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Foreign currency forward contracts	$ 0.0	$ (1.0)	$ (30.0)